CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - shares	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Weighted average number of shares (in shares)	3,990,000	3,990,000	3,990,000	3,990,000